Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Preferred stock, par value	$ 1.00	$ 1.00